EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

	2013		2012		2011
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	15,125,156	$48.29	20,126,579	$41.45	19,988,025	$38.66
Granted	1,640,210	101.22	2,238,267	71.17	2,661,551	55.38
Issued in connection with Nalco merger	—	—	—	—	883,173	29.35
Exercised	(2,583,026)	40.68	(6,774,032)	35.16	(3,331,926)	32.59
Canceled	(256,084)	63.00	(465,658)	53.61	(74,244)	43.68
Outstanding, end of year	13,926,256	$55.66	15,125,156	$48.29	20,126,579	$41.45
Exercisable, end of year	10,233,265	$46.33	11,036,700	$42.77	15,885,276	$38.57
Vested and expected to vest, end of year	13,489,701	$55.17

(a) Represents weighted average price.

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2013	2012	2011

Weighted-average grant-date fair value of options granted at market prices	$ 22.53	$ 13.77	$ 11.01
Assumptions
Risk-free rate of return	1.8%	0.9%	1.4%
Expected life	6 years	6 years	6 years
Expected volatility	23.0%	22.8%	22.8%
Expected dividend yield	1.1%	1.3%	1.4%

Summary of non-vested PBRSU awards and restricted stock activity

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)

December 31, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with Nalco merger	857,366	55.62	808,883	55.62
Vested / Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79
Granted	342,207	99.63	109,212	90.56
Vested / Earned	(594,366)	47.60	(249,093)	53.59
Canceled	(88,844)	57.71	(35,311)	56.20
December 31, 2013	1,750,269	$64.49	622,021	$64.04

(a) Represents weighted average price.